Nicholas Company, Inc.

411 East Wisconsin Avenue

Milwaukee, WI 53202

August 2, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Nicholas Equity Income Fund, Inc. (the “Fund”)

            Registration Nos. 033-69804/811-08062

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Class I Registration Statement on Form N-1A which was filed electronically on July 29, 2021 with an effective date of July 29, 2021 as Amendment No. 54 to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Jason T. Thompson of Michael Best & Friedrich LLP at (414) 277-3482.

Sincerely,

/s/ Jennifer R. Kloehn

Jennifer R. Kloehn

Nicholas Company, Inc.